Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid for PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid for Non-PEO NEOs ($)(1)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)	Company-Selected Measure: Revenue ($)

					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)

2022	8,345,638	(25,774,942)	1,807,149	(2,667,549)	16	50	(137,916,000)	212,765,000
2021	20,110,434	72,326,440	2,047,492	5,423,173	61	91	(95,325,000)	192,197,000

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	Sarah Friar served as our PEO for the entirety of fiscal years 2021 and 2022. Our Non-PEO NEOs for 2021 were Michael Doyle, John Orta. Our Non-PEO NEOs for 2022 were Michael Doyle, John Orta and Heidi Andersen.
Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of the Dow Jones Internet Composite Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested in our Class A common stock on November 8, 2021, through the end of the year listed in our of our Class A common stock and in the Dow Jones Internet Composite Index (same period as used in footnote 5). Historic stock price performance is not necessarily indicative of future stock price performance.
PEO Total Compensation Amount	$ 8,345,638	$ 20,110,434
PEO Actually Paid Compensation Amount	$ (25,774,942)	72,326,440
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported in this column represent the compensation actually paid to the PEO, based on her total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO		2021 ($)	2022 ($)

Summary Compensation Table - Total Compensation	(a)	20,110,434	8,345,638
–
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	19,760,434	7,878,714
+
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Options Awards Granted in Fiscal Year	(c)	18,272,217	1,347,409
+
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	17,590,992	(14,382,077)
+
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	11,344,562	—
+
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	24,768,669	(13,207,198)
+
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—
=

Compensation Actually Paid		72,326,440	(25,774,942)
a.Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
b.Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.
c.Represents the aggregate fair value as of the indicated fiscal year-end of the PEO's outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
d.Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.
e.Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
	f.Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.g.Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO's stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
Non-PEO NEO Average Total Compensation Amount	$ 1,807,149	2,047,492
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,667,549)	5,423,173
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported in this column represent the compensation actually paid to our Non-PEO NEOs in the indicated fiscal year, based on the average total compensation for such Non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

NEO Average		2021 ($)	2022 ($)

Summary Compensation Table - Average Total Compensation	(a)	2,047,492	1,807,149
–
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	1,697,492	1,262,141
+
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Options Awards Granted in Fiscal Year	(c)	2,751,365	199,012
+
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	1,282,821	(2,199,409)
+
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	40,875
+
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	1,038,987	(1,253,035)
+
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—
=

Compensation Actually Paid		5,423,173	(2,667,549)
a.See footnote 1 for the NEOs included in the average for each indicated fiscal year. Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
b.Represents the average aggregate grant date fair value of the stock awards and option awards granted to the Non-PEO NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
c.Represents the average aggregate fair value as of the indicated fiscal year-end of the Non-PEO NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
d.Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the Non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
e.Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the Non-PEO NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
f.Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the Non-PEO NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
g.Represents the average aggregate fair value as of the last day of the prior fiscal year of the Non-PEO NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship Between Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between Compensation Actually Paid and Net Loss
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between Compensation Actually Paid and Revenue
Total Shareholder Return Vs Peer Group [Text Block]	Relationship Between Compensation Actually Paid and TSR
Tabular List [Table Text Block]

Financial Performance Measures
1	Revenue
2	Adjusted EBITDA
3	WAU

Total Shareholder Return Amount	$ 16	61
Peer Group Total Shareholder Return Amount	50	91
Net Income (Loss)	$ (137,916,000)	$ (95,325,000)
Company Selected Measure Amount	212,765,000	192,197,000
PEO Name	1.Sarah Friar
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”), and our other named executive officers (“NEO”, or “Non-PEO NEOs”), and company performance for the fiscal years listed below. Our Compensation and People Development Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we structure our executive compensation to drive and reward performance, refer to “Executive Compensation—Compensation Discussion and Analysis,” or the CD&A. The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs for any of the periods listed. These amounts reflect Summary Compensation Table total compensation with certain adjustments as described in the following table and footnotes.Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our Non-PEO NEOs. There were no dividends or other earnings paid on the stock awards or option awards in the covered fiscal years. There were no dividends or other earnings paid on the stock awards or option awards in the covered fiscal years. Pursuant to SEC rules, the comparison assumes $100 was invested on November 8, 2021 in our Class A common stock, the date of the closing of our business combination. Historic stock price performance is not necessarily indicative of future stock price performance. Historic stock price performance is not necessarily indicative of future stock price performance. The dollar amounts represent the amount of net income (loss) reflected in our audited financial statements for the applicable fiscal year. We determined revenue to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs because revenue is a key driver of our performance and stockholder value creation and given, our stage, our focus on growing our revenue. The dollar amounts represent the amount of revenue reflected in our audited financial statements for the applicable fiscal year.Compensation Actually Paid, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices and various accounting valuation assumptions, but does not reflect actual amounts paid out for those awards. Compensation Actually Paid generally fluctuates due to stock price performance. We believe the “Compensation Actually Paid” in each of the years reported above and over the two-year cumulative period are reflective of the Compensation and People Development Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance. Below are graphs showing the relationship of Compensation Actually Paid to our CEO and Non-PEO NEOs for 2020, 2021, and 2022 to (1) TSR of both our common stock and the Dow Jones Internet Composite Index, (2) our net loss, and (3) our revenue:
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	WAU
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,878,714	$ 19,760,434
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,347,409	18,272,217
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,382,077)	17,590,992
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	11,344,562
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,207,198)	24,768,669
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,262,141	1,697,492
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	199,012	2,751,365
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,199,409)	1,282,821
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,875	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,253,035)	1,038,987
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0